UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2011


Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Philadelphia Financial Management of San Francisco, LLC
Address:          450 Sansome St., Suite 1500
		  San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463


Signature, Place, and Date of Signing:


	/s/ Rachael Clarke             San Francisco, CA        11/14/2011
	------------------	       -----------------	----------
	     Signature			  City, State		   Date



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     36

Form 13F Information Table Value Total:               $299,886



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.

                                             FORM 13F INFORMATION TABLE
                                                   AS OF 09/30/2011


                       TITLE                 VALUE    SHARES/   SH/  PUT/  INVSTMT         OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN        MANAGERS  SOLE  SHARED   NONE
-------------------  ----------  ------    --------  --------   ---  ----  -------        --------  ----  ------   ----

AFLAC INC COM STK	  COM	 001055102   10,039	287,246	 SH	   Shared-defined  1234	      287,246
AMERICAN EQUITY
 INVESTMENT LIF COM STK	  COM	 025676206   12,219   1,396,455	 SH	   Shared-defined  1234	    1,396,455
ASPEN INS HLDGS
 LTD COM STK		  COM	 G05384105    8,065	350,042	 SH	   Shared-defined  1234	      350,042
ASSURED GUARANTY
 LTD (BERMUDA) COM STK	  COM	 G0585R106    7,924	721,010	 SH	   Shared-defined  1234	      721,010
BB&T CORP COM STK	  COM	 054937107   11,557	541,800	 SH	   Shared-defined  1234	      541,800
BROWN & BROWN INC COM STK COM	 115236101   11,054	621,035	 SH	   Shared-defined  1234	      621,035
CAPITAL ONE FINL CORP COM COM	 14040H105   12,174	307,196	 SH	   Shared-defined  1234	      307,196
CATHAY GEN
 BANCORP COM STK	  COM	 149150104   10,482	921,105	 SH	   Shared-defined  1234	      921,105
CME GROUP INC COM STK	  COM	 12572Q105    9,065	 36,788	 SH	   Shared-defined  1234	       36,788
CNA FINL CORP COM STK	  COM	 126117100    8,782	390,854	 SH	   Shared-defined  1234	      390,854
COMERICA INC COM STK	  COM	 200340107    8,982	391,037	 SH	   Shared-defined  1234	      391,037
D.R. HORTON INC COM STK	  COM	 23331A109   10,262   1,135,184	 SH	   Shared-defined  1234	    1,135,184
EMPLOYERS HLDGS
 INC COM STK	   	  COM	 292218104    1,639	128,461	 SH	   Shared-defined   123	      128,461
FEDERAL AGRICULTURAL
 MORTGAGE CL C		  COM	 313148306    7,911	415,728	 SH	   Shared-defined   123	      415,728
FIDELITY NATIONAL
 FINANCIAL CL A		  COM	 31620R105   10,027	660,567	 SH	   Shared-defined  1234	      660,567
FORTEGRA FINL
 CORP COM STK		  COM	 34954W104    4,815	917,135	 SH	   Shared-defined   123	      917,135
GLACIER BANCORP
 INC NEW COM STK	  COM	 37637Q105    4,483	478,405	 SH	   Shared-defined  1234	      478,405
INTERACTIVE
 BROKERS GROUP INC	  COM	 45841N107   11,490	824,822	 SH	   Shared-defined   123	      824,822
KNIGHT CAPITAL
 GROUP INC COM STK	  COM	 499005106   11,964	983,912	 SH	   Shared-defined  1234	      983,912
META FINL GROUP
 INC COM STK		  COM	 59100U108    5,226	276,816	 SH	   Shared-defined   123	      276,816
METROCORP
 BANCSHARES INC COM STK	  COM	 591650106    4,193	877,164	 SH	   Shared-defined   123	      877,164
MITEK SYS INC COM STK	  COM	 606710200    9,118   1,033,088	 SH	   Shared-defined   123	    1,033,088
NELNET INC CL A COM STK	  COM	 64031N108   15,535	827,208	 SH	   Shared-defined   123	      827,208
NEW YORK
 COMMUNITY BANCORP	  COM	 649445103    4,967	417,390	 SH	   Shared-defined  1234	      417,390
PENSON WORLDWIDE
 INC COM STK		  COM	 709600100	143	 98,684	 SH	   Shared-defined   123	       98,684
PINNACLE FINANCIAL
 PARTNERS IN COM STK	  COM	 72346Q104    2,619	239,364	 SH	   Shared-defined   123	      239,364
PIPER JAFFRAY
 COS COM STK		  COM	 724078100    5,336	297,576	 SH	   Shared-defined   123	      297,576
PORTFOLIO RECOVERY
 ASSOCS INC COM STK	  COM	 73640Q105    4,418	 71,010	 SH	   Shared-defined  1234	       71,010
RAYMOND JAMES
 FINL INC COM STK	  COM	 754730109   12,859	495,342	 SH	   Shared-defined  1234	      495,342
SEABRIGHT HOLDINGS INC	  COM	 811656107    7,720   1,072,289	 SH	   Shared-defined   123	    1,072,289
SEACUBE CONTAINER
 LEASING LTD COM STK	  COM	 G79978105    9,612	792,387	 SH	   Shared-defined   123	      792,387
THE HANOVER INSURANCE
 GROUP IN COM STK	  COM	 410867105   11,276	317,624	 SH	   Shared-defined  1234	      317,624
TITAN MACHINERY INC	  COM	 88830R101    8,916	498,100	 SH	   Shared-defined   123	      498,100
US BANCORP COM		  COM	 902973304   12,380	525,931	 SH	   Shared-defined  1234	      525,931
WALTR INV MGT CP	  COM	 93317W102    8,384	365,627	 SH	   Shared-defined   123	      365,627
WINTRUST FINL
 CORP COM STK		  COM	 97650W108    4,250	164,651	 SH	   Shared-defined   123	      164,651
